EVENTS AFTER THE REPORTING PERIOD	6 Months Ended
Jun. 30, 2026
Events After The Reporting Period [Abstract]
EVENTS AFTER THE REPORTING PERIOD	EVENTS AFTER THE REPORTING PERIOD [pending]
Name Change

On July 16, 2026, Gambling.com Group Limited changed its name to Grandstand Limited.

New Product Launch

In August 2026, through its subsidiary, Rollcard, LLC. the Company launched Rollcard, a Visa debit card purpose-built for high rollers, including sports bettors, casino players and prediction market traders. Rollcard is a high-limit debit card offering cashback rewards on qualifying spend, enabling high transaction limits, and added security through the backing of Visa’s global payment network.